OPERATING LEASE RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
OPERATING LEASE RIGHT-OF-USE ASSETS.
OPERATING LEASE RIGHT-OF-USE ASSETS

8— OPERATING LEASE RIGHT-OF-USE ASSETS

Operating lease right-of-use assets consist of the following:

	2021	2020
Facilities	1,290	1,584
Equipment	158	237
Furniture, fixture, and fittings and other	107	74
Total net operating lease right of use	1,555	1,895

The reduction to right-of-use assets resulting from reductions to operating lease obligations amounted to € 917 thousand and €930 thousand for the years ended December 31, 2021 and 2020 respectively.

Variable lease costs related to above contracts amounted to €123 thousand and €101 thousand for the years ended December 31, 2021 and 2020 respectively.

Non-recognized lease liabilities for short term leases amounted to €70 thousand and €71 thousand for the years ended December 31, 2021 and 2020 respectively.